Effect of Potentially Dilutive Stock Outstanding (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income (loss) available to common stockholders	$ (35,040)	$ 37,550	$ (15,821)	$ 22,973	$ 3,975	$ 11,364	$ 31,060	$ 38,611	$ 12,464	$ (22,770)	$ 26,948	$ 48,677	$ 93,499	$ (91,308)
Effect of Dilutive Securities Equity awards
Net income (loss) available to common stockholders	$ (35,040)	$ 37,550	$ (15,821)	$ 22,973	$ 3,975	$ 11,364	$ 31,060	$ 38,611	$ 12,464	$ (22,770)	$ 26,948	$ 48,677	$ 93,499	$ (91,308)
Net income (loss) available to common stockholders, shares	99,833			89,631						94,918	89,611	89,437	89,383	87,185
Equity awards, shares				102							166	166	342
Net income (loss) available to common stockholders, shares	99,833			89,733						94,918	89,777	89,603	89,725	87,185
Net income (loss) available to common stockholders, Per-Share	$ (0.35)	$ 0.42	$ (0.18)	$ 0.26	$ 0.04	$ 0.13	$ 0.35	$ 0.43	$ 0.14	$ (0.24)	$ 0.30	$ 0.54	$ 1.05	$ (1.05)
Net income (loss) available to common stockholders, Per-Share	$ (0.35)	$ 0.42	$ (0.18)	$ 0.26	$ 0.04	$ 0.13	$ 0.35	$ 0.43	$ 0.14	$ (0.24)	$ 0.30	$ 0.54	$ 1.04	$ (1.05)